Shareholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Shareholders' Equity
Schedule of amount of common and preferred shares

	Common	Seed
(in units)	shares	shares	Series A	Series B1	Series B2	Total
Outstanding as of January 1, 2021	24,736	4,412	10,934	14,102	14,847	69,031
Issued as of January 1, 2021	24,808	4,412	10,934	14,102	14,847	69,103
Treasury shares	—	—	—	—	—	—
Issued Seed shares	—	—	—	—	—	—
Issued Series A shares	—	—	—	—	—	—
Issued Series B1 shares	—	—	—	—	—	—
Issued Series B2 shares	—	—	—	—	7,187	7,187
Outstanding as of June 30, 2021	24,736	4,412	10,934	14,102	22,034	76,218
Issued as of June 30, 2021	24,808	4,412	10,934	14,102	22,034	76,290

	Common	Seed
(in units)	shares	shares	Series A	Series B1	Series B2	Total
Issued and outstanding as of January 1, 2019	24,808	4,412	10,934	13,729	—	53,883
Issued Series B1 shares	—	—	—	373	—	373
Issued and outstanding as of December 31, 2019	24,808	4,412	10,934	14,102	—	54,256
Treasury shares	(72)	—	—	—	—	(72)
Issued Series B2 shares	—	—	—	—	14,847	14,847
Outstanding as of December 31, 2020	24,736	4,412	10,934	14,102	14,847	69,031
Issued as of December 31, 2020	24,808	4,412	10,934	14,102	14,847	69,103